Receivables, net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables, net
Receivables, net

	December 31,
($ in millions)	2013	2012
Trade receivables	8,360	8,233
Other receivables	802	801
Allowance	(317)	(271)

	8,845	8,763
Unbilled receivables, net:
Costs and estimated profits in excess of billings	4,552	3,955
Advance payments consumed	(1,251)	(1,143)

	3,301	2,812

Total	12,146	11,575

Reconciliation of changes in allowance for doubtful accounts

($ in millions)	2013	2012	2011
Balance at January 1,	271	227	215
Additions	147	155	157
Deductions	(92)	(113)	(131)
Exchange rate differences	(9)	2	(14)

Balance at December 31,	317	271	227